Public Offering	6 Months Ended
Jun. 30, 2025
Class of Stock Disclosures [Abstract]
PUBLIC OFFERING

NOTE 3. PUBLIC OFFERING

On February 13, 2024, pursuant to the Initial Public Offering, the Company sold 18,400,000 Public Shares, which includes a full exercise by the underwriter of their over-allotment option in the amount of 2,400,000 Public Shares, at a price of $10.00 per Public Share.